Note 2 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Aug. 01, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Past Due Period of Principal or Interest Payment		90 days
Threshold for Loans to be Evaluated Annually, Minimum		$ 500,000
Payments to Acquire Businesses, Gross		1,000,000
Mortgage Loans in Process of Foreclosure, Amount		$ 435,000
Number of Share-Based Plans		3
Asset Impairment Charges		$ 0	0
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net		0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		$ 0	$ 0
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncement, Estimated Increase in Assets and Liabilities		1.00%
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Number of Mortgage Loans in Foreclosure Proceedings		3
Signature Insurance Services, LLC [Member]
Payments to Acquire Businesses, Gross	$ 1,000,000
Goodwill, Acquired During Period	515,000
Signature Insurance Services, LLC [Member] | Other Intangible Assets [Member]
Finite-lived Intangible Assets Acquired	$ 485,000
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life		39 years
Loans Sold [Member] | Credit Concentration Risk [Member]
Number of Investors		1
Percentage of Loans Sold From Mortgage Loans Held for Sale		64.00%
Percentage Gains on Loans Sold From Mortgage Loans Held for Sale		67.00%